Other Investments - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Schedule Of Equity Method Investments [Line Items]
Equity interest, percentage	93.80%	93.80%
Aggregate cost of equity method investments	$ 51,500,000
Working capital adjustment relating to acquisition	200,000
Pro-rata share of earnings from equity method investment		$ 3,594,000	$ 744,000	$ 29,000
Voting interest		25.00%
Equity Investment		$ 69,215,000	11,727,000
Purchase price description of minority interest under equity method		The purchase price is equal to the greater of: (a) (i) the product of the aggregate trailing 12-month revenues of the equity investment preceding the date of purchase, multiplied by (ii) a factor of 2.9 multiplied by (iii) a factor of 0.723, multiplied by (iv) the percentage interest owned by each minority equity holder and (b) $966,666.
Minimum purchase price consideration of remaining minority interest under equity method		$ 966,666
Other Long-term Liabilities | ASC 815-10, Derivatives and Hedging
Schedule Of Equity Method Investments [Line Items]
Equity method Investment, noncurrent liabilities	$ 2,200,000
Equity Investment
Schedule Of Equity Method Investments [Line Items]
Equity Investment		56,300,000
Privately-held Company
Schedule Of Equity Method Investments [Line Items]
Pro-rata share of earnings from equity method investment		$ 2,400,000
Guangdong Fuxin Electronic Technology
Schedule Of Equity Method Investments [Line Items]
Equity interest, percentage		20.20%
Pro-rata share of earnings from equity method investment		$ 1,200,000	700,000	100,000
Total carrying value of equity method investment		12,900,000	11,700,000
Dividends from equity investment		$ 400,000	$ 400,000	$ 600,000